Inventories	12 Months Ended
Dec. 31, 2024
Inventories [Abstract]
INVENTORIES

Note 8: - Inventories

	December 31,
	2024	2023
	U.S. Dollars in thousands
Finished products	$29,368	$42,526
Purchased products	9,749	11,021
Work in progress	9,165	6,653
Raw materials	30,537	28,279
Total Inventories	$78,819	$88,479

(1)	During the years 2024, 2023 and 2022, the Company recognized, as cost of revenues, an impairment for inventories carried at net realizable value totaled of $8,628 thousand, $4,399 thousand, and $3,996 thousand, respectively.